STOCKHOLDERS' EQUITY (Details)												3 Months Ended		12 Months Ended
	Apr. 18, 2016 USD ($)	Jan. 19, 2016 USD ($) shares	Dec. 18, 2015 USD ($) shares	Dec. 15, 2015 USD ($) shares	Oct. 15, 2015 USD ($) shares	Oct. 09, 2015 USD ($) shares	Aug. 28, 2015 USD ($) shares	Aug. 26, 2015 USD ($) shares	Aug. 17, 2015 USD ($) shares	Jul. 22, 2015 USD ($) shares	Dec. 10, 2014 shares	Aug. 31, 2016 USD ($) $ / shares shares	Aug. 31, 2015 USD ($)	May 31, 2016 USD ($) $ / shares shares	May 31, 2015 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) shares
STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized | shares												250,000,000		250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares												$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized | shares												20,000,000		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares												$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding | shares											11,250,000	20,350,003		20,350,003	20,000,003
Common Stock, Shares, Issued | shares												20,350,003		20,350,003	20,000,003
Imputed Interest, Debt (in Dollars)												$ 271	$ 271	$ 1,078	$ 716
Share-based Compensation (in Dollars)													27,292
Stock to be Issued | shares												70,000
Stock Payable (in Dollars)												$ 65,700		65,700	37,500
Stockholders' Equity Note, Stock Split, Conversion Ratio											0.625
Allocated Share-based Compensation Expense (in Dollars)												0	27,292	327,500	37,500
Equity Purchase Agreement, Amount (in Dollars)	$ 4,000,000
Equity Purchase Agreement, Term	24 years
Equity Purchase Agreement, Description	From time to time over the 24-month term of the Equity Purchase Agreement, the Company may, in its sole discretion, provide Old Main with a put notice (each, a “Put Notice”), to purchase a specified number of Commitment Shares (each, the “Put Amount Requested”). The actual amount of proceeds the Company receives pursuant to each Put Notice (each, the “Put Amount”) will be determined by multiplying the Put Amount Requested by the applicable purchase price. The purchase price of each Commitment Share will equal 80% of the market price of the Company’s common stock during the five consecutive trading days immediately following the clearing date associated with the applicable Put Notice.
Stock Issued During Period, Value, Issued for Services (in Dollars)														118,050
Issuance of Stock and Warrants for Services or Claims (in Dollars)												0	25,950	118,050	$ 0
Number of Founders															3
Stock Issued During Period, Shares, New Issues | shares															15,000,000
Stock Issued During Period, Value, New Issues (in Dollars)															$ 1,000,000
Proceeds from Issuance of Common Stock (in Dollars)												0	0	$ 0	$ 1,000,000
Stock Issued During Period, Shares, Other | shares															5,000,003
October Consulting Agreement [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Payable (in Dollars)															$ 37,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		120,000
Issuance of Stock and Warrants for Services or Claims (in Dollars)		$ 37,500
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Other, Description		These shares vested at a rate of 10,000 (post Reverse Split) shares per month. The stock was valued at $90,000. The agreement was suspended at the end of January 2015 until completion of the Merger and began again in May 2015.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares		50,000
Stock Issued and Issuable to Consultant #1 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock to be Issued | shares															50,000
Stock Payable (in Dollars)															$ 37,500
Stock Issued During Period, Shares, Issued for Services | shares							60,000
Stock Issued During Period, Value, Issued for Services (in Dollars)							$ 45,000
Stock Issued or Issuable to Consultant #2 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares														40,000
Stock Issued During Period, Value, Issued for Services (in Dollars)														$ 32,750
Stock to be Issued for Services | shares				10,000		10,000		10,000	5,000	5,000
Issuance of Stock and Warrants for Services or Claims (in Dollars)				$ 8,000		$ 11,700		$ 12,700	$ 6,650	$ 5,750
Stock Issued or Issuable to Consultant #3 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock to be Issued | shares																20,000
Stock Payable (in Dollars)																$ 23,200
Stock to be Issued for Services | shares					10,000
Issuance of Stock and Warrants for Services or Claims (in Dollars)					$ 11,600
Stock Issued or Issuable to Consultant #4 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock to be Issued | shares																50,000
Stock Payable (in Dollars)																$ 42,500
Stock to be Issued for Services | shares			25,000
Issuance of Stock and Warrants for Services or Claims (in Dollars)			$ 21,250
Chief Executive Officer and Director [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Imputed Interest, Debt (in Dollars)												$ 271	$ 271	$ 1,078	$ 716
Chief Operating Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares		250,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures (in Dollars)		$ 327,500
Chief Operating Officer [Member] | One Time Signing Bonus [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares														250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														1 year
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)														$ 327,500
Allocated Share-based Compensation Expense (in Dollars)														$ 327,500
Each Founder [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of Founders															3
Stock Issued During Period, Shares, New Issues | shares															5,000,000